Cash Flows $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Cash flows from operating activities
Profit for the year	[1],[2],[3]	₩ 3,502,281	$ 3,224,610	₩ 3,313,199	₩ 3,061,946
Adjustment for non-cash items
Net gains on financial assets/liabilities at fair value through profit or loss	[1]	(566,447)	(521,538)	(438,567)	(104,755)
Net losses(gains) on derivative financial instruments for hedging purposes	[1]	(52,696)	(48,519)	(3,835)	186,029
Adjustment of fair value of derivative financial instruments	[1]	(3,198)	(2,945)	282	410
Provision for credit loss	[1],[3]	1,043,498	960,767	670,185	673,694
Net losses(gains) on financial investments	[1]	(278,805)	(256,702)	(206,192)	(99,253)
Share of profit of associates and joint ventures	[1],[3]	43,750	40,281	(16,451)	(24,260)
Depreciation and amortization expense	[1]	874,911	805,545	784,431	409,481
Depreciation and amortization expense on VOBA	[1]	173,866	160,082	192,459	214,153
Other net losses (gains) on property and equipment/intangible assets	[1]	(124,218)	(114,369)	(33,238)	(138,553)
Share-based payments	[1]	49,364	45,450	49,418	10,930
Policy reserve appropriation	[1]	2,709,818	2,494,976	1,546,271	1,608,175
Post-employment benefits	[1]	235,231	216,581	231,913	220,215
Net interest expense	[1]	458,210	421,883	313,550	277,152
Net losses (gains) on foreign currency translation	[1]	(116,786)	(107,526)	(74,488)	(142,586)
Gains on bargain purchase	[1]	(145,067)	(133,566)	0	0
Net other expense	[1]	524,742	483,141	390,074	207,025
Adjustment for non-cash items (Sub-total)	[1]	4,826,173	4,443,541	3,405,812	3,297,857
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss	[1]	(7,139,647)	(6,573,595)	(916,415)	(8,446,927)
Derivative financial instruments	[1]	(38,376)	(35,333)	(644,342)	151,297
Loans at fair value through other comprehensive income	[1]	81,803	75,318	15,536	(40,413)
Loans at amortized cost	[1]	(31,126,636)	(28,658,825)	(21,681,258)	(31,334,606)
Current income tax assets	[1]	(54,539)	(50,215)	(9,091)	(3,668)
Deferred income tax assets	[1]	(15,108)	(13,910)	803	(557)
Other assets	[1]	(9,126,046)	(8,402,507)	(3,668,385)	(2,292,160)
Financial liabilities at fair value through profit or loss	[1]	(3,247,108)	(2,989,668)	(77,231)	3,690,005
Deposits	[1]	27,381,662	25,210,763	28,480,993	20,679,844
Current income tax liabilities	[1]	323,313	297,679	(266,204)	264,765
Deferred income tax liabilities	[1]	(125,066)	(115,150)	235,209	115,208
Other liabilities	[1]	3,216,600	2,961,577	1,212,080	1,899,791
Changes in operating assets and liabilities (Sub-total)	[1]	(19,869,148)	(18,293,866)	2,681,695	(15,317,421)
Net cash inflow (outflow) from operating activities	[1]	(11,540,694)	(10,625,715)	9,400,706	(8,957,618)
Cash flows from investing activities
Net cash flows from derivative financial instruments for hedging purposes	[1]	(64,177)	(59,089)	(206,680)	42,305
Disposal of financial asset at fair value through profit or loss	[1]	14,169,758	13,046,338	11,364,615	9,582,940
Acquisition of financial asset at fair value through profit or loss	[1]	(13,923,371)	(12,819,485)	(12,359,886)	(8,707,420)
Disposal of financial investments	[1]	83,143,443	76,551,586	69,489,132	60,773,660
Acquisition of financial investments	[1]	(92,206,817)	(84,896,389)	(79,083,472)	(64,729,380)
Disposal of investments in associates and joint ventures	[1]	210,266	193,595	26,185	34,717
Acquisition of investments in associates and joint ventures	[1]	(515,342)	(474,484)	(92,200)	(187,077)
Disposal of property and equipment	[1]	6,465	5,952	12,786	2,272
Acquisition of property and equipment	[1]	(424,862)	(391,178)	(608,736)	(452,270)
Disposal of investment property	[1]	646,263	595,025	94,207	140,969
Acquisition of investment property	[1]	(53,196)	(48,978)	(806,088)	(1,288,125)
Disposal of intangible assets	[1]	14,303	13,169	14,694	10,706
Acquisition of intangible assets	[1]	(182,859)	(168,361)	(333,557)	(126,163)
Net cash flows from the change in subsidiaries	[1]	(1,951,245)	(1,796,545)
Net cash flows from the change in subsidiaries	[1]			91,592	188,140
Others	[1]	142,961	131,627	62,984	234,440
Net cash outflow from investing activities	[1]	(10,988,410)	(10,117,217)	(12,334,424)	(4,480,286)
Cash flows from financing activities
Net cash flows from derivative financial instruments for hedging purposes	[1]	(16,202)	(14,918)	(28,631)	15,044
Net increase in borrowings	[1]	10,683,659	9,836,627	5,027,313	4,216,014
Increase in debentures	[1]	119,705,016	110,214,450	93,655,747	143,603,589
Decrease in debentures	[1]	(107,760,800)	(99,217,206)	(96,145,669)	(135,180,630)
Increase (decrease) in other payables from trust accounts	[1]	2,326,495	2,142,043	(68,648)	267,077
Dividends paid to shareholders of the parent company	[1]	(861,092)	(792,822)	(759,736)	(766,728)
Dividends paid on hybrid securities	[1]	(22,860)	(21,047)	(6,513)	0
Acquisition of treasury shares	[1]	0	0	(274,317)	(224,700)
Decrease (increase) in non-controlling interests	[1]	(25,658)	(23,624)	574,580	0
Issuance of hybrid securities	[1]	1,296,783	1,193,970	399,205	0
Redemption of principal elements of lease payments	[1]	(235,498)	(216,827)	(229,750)	0
Others	[1]	172,433	158,762	134,027	(185,894)
Net cash inflow from financing activities	[1]	25,262,276	23,259,408	2,277,608	11,743,772
Effect of exchange rate changes on cash and cash equivalents	[1]	(171,805)	(158,184)	137,019	(67,950)
Net increase (decrease) in cash and cash equivalents	[1]	2,561,367	2,358,292	(519,091)	(1,762,082)
Cash and cash equivalents at the beginning of the year	[1]	6,123,725	5,638,218	6,642,816	8,404,898
Cash and cash equivalents at the end of the year	[1]	₩ 8,685,092	$ 7,996,510	₩ 6,123,725	₩ 6,642,816

[1]	The consolidated statements of cash flows for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[2]	The consolidated statements of changes in equity for the years ended December 31, 2019 and 2020 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.